Other Expenses	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Expenses
17. Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Compensation	$4,742	$4,939	$4,844
Pension, postretirement and postemployment benefit costs	400	367	426
Commissions	3,537	3,673	4,332
Volume-related costs	503	610	423
Capitalization of DAC	(3,152)	(3,319)	(3,672)
Amortization of DAC and VOBA	2,706	3,166	3,029
Amortization of negative VOBA	(269)	(361)	(442)
Interest expense on debt	1,157	1,168	1,150
Premium taxes, licenses and fees	686	687	737
Professional services	1,545	1,510	1,441
Rent and related expenses, net of sublease income	364	328	366
Other (1)	1,516	1,985	1,985
Total other expenses	$13,735	$14,753	$14,619

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(1)	See Note 19 for information on the charge related to income tax for the year ended December 31, 2015.
See Note 3 for further information on Separation-related transaction costs.
Capitalization of DAC and Amortization of DAC and VOBA
See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.
Interest Expense on Debt
See Notes 12, 13, and 14 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs. See Note 8.
Restructuring Charges
The Company announced in 2016 a unit cost improvement program related to the Company’s refreshed enterprise strategy. This global strategy focuses on transforming the Company to become more digital, driving efficiencies and innovation to achieve competitive advantage, and simplified, decreasing the costs and risks associated with the Company’s highly complex industry to customers and shareholders. For the year ended December 31, 2016, the Company recorded $35 million, primarily related to severance, in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Management anticipates further restructuring charges through the year ending December 31, 2019. However, such restructuring plans were not sufficiently developed to enable management to make an estimate of such restructuring charges at December 31, 2016.
In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

	Years Ended December 31,
	2016			2015			2014
	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total
	(In millions)
Balance at January 1,	$18	$4	$22	$31	$6	$37	$40	$6	$46
Restructuring charges	—	1	1	60	4	64	83	8	91
Cash payments	(17)	(4)	(21)	(73)	(6)	(79)	(92)	(8)	(100)
Balance at December 31,	$1	$1	$2	$18	$4	$22	$31	$6	$37
Total restructuring charges incurred since inception of initiative	$383	$47	$430	$383	$46	$429	$323	$42	$365